Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share of common stock - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders	$ (16,562)	$ (5,562)
Denominator:
Weighted average shares outstanding, basic and diluted	170,249,708	86,762,463	112,570,960	86,643,714
Net loss per share, basic and diluted	$ (0.10)	$ (0.06)